CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited)
Accumulated depreciation	$ 1,539,705	$ 1,458,978
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	25,586,083	25,585,985
Common stock, shares outstanding	18,309,654	18,987,616